Financial instruments - Outstanding assets and liabilities derivatives positions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (6,567,720)	R$ 1,994,382
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(1,843,085)	(486,713)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(4,660,846)	2,231,475
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(63,789)	249,620
Zero cost collar (U.S.$ x R$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	6,852,200	4,500,200
Fair value in R$	(4,328,970)	1,968,337
Zero cost collar (U.S.$ x R$) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	163,941	163,100
Fair value in R$	6,097	(3,148)
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	581,000	505,000
Fair value in R$	(331,876)	162,776
NDF (€ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value		262,088
Fair value in R$		100,362
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	138,439	131,510
Fair value in R$	(80,759)	230,471
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	39,706	142,794
Fair value in R$	10,873	22,297
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	3,594,291	1,529,543
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	4,748,394	3,898,011
Fair value in R$	1,482,759	223,776
Derivative Assets | Swap Pre-Fixed to US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value		738,800
Fair value in R$
Derivative Assets | Swap SOFR to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,973,705	2,555,626
Fair value in R$	424,824	1,104,984
Derivative Assets | Swap IPCA to CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	8,382,699	4,320,471
Fair value in R$	927,586	161,542
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	3,117,625	644,850
Fair value in R$	754,173	32,560
Derivative Assets | Swap SOFR to SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	150,961	150,961
Fair value in R$	4,949	6,681
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(5,437,376)	(2,016,256)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	909,612	1,025,000
Fair value in R$	(2,259,020)	(1,305,740)
Derivative Liabilities | Swap Pre-Fixed to US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value		200,000
Fair value in R$		(203,045)
Derivative Liabilities | Swap SOFR to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,973,705	2,555,626
Fair value in R$	(30,695)	(363,492)
Derivative Liabilities | Swap IPCA to CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	8,128,395	4,274,397
Fair value in R$	(1,753,485)	(113,897)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	610,171	125,000
Fair value in R$	(1,344,937)	(6,786)
Derivative Liabilities | Swap SOFR to SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	150,961	150,961
Fair value in R$	R$ (42,799)	R$ (23,296)